WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 79.5%
COMMUNICATION SERVICES - 16.7%
Diversified Telecommunication Services - 4.9%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000		$463,464	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,000,000		767,610	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000		560,056	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		432,050	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	245,000		183,620	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,660,000		1,253,141	(a)
Level 3 Financing Inc., Senior Notes	3.625%	1/15/29	1,230,000		912,660	(a)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	160,000		125,758
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	340,000		321,587	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,030,000		906,215	(a)

Total Diversified Telecommunication Services					5,926,161

Interactive Media & Services - 1.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,800,000		1,361,565	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	590,000		390,887	(a)

Total Interactive Media & Services					1,752,452

Media - 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,120,000		2,385,115
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,910,000		1,371,619	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,070,000		924,881	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	390,000		348,627
DISH DBS Corp., Senior Notes	7.750%	7/1/26	447,000		343,535
DISH DBS Corp., Senior Notes	5.125%	6/1/29	500,000		294,550
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	700,000		530,330	(a)
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	710,000		578,650	(a)
United Group BV, Senior Secured Notes	5.250%	2/1/30	160,000	EUR	110,321	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000		221,063	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,010,000		867,129	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,850,000		1,385,541	(a)

Total Media					9,361,361

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - 2.7%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		$238,886	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,150,000		1,532,090	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	650,000		430,564	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	700,000		500,654	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	790,000		611,413	(a)

Total Wireless Telecommunication Services					3,313,607

TOTAL COMMUNICATION SERVICES					20,353,581

CONSUMER DISCRETIONARY - 27.8%
Auto Components - 2.4%
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	550,000		466,928
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,310,000		993,936
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000		1,490,941	(a)

Total Auto Components					2,951,805

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	4,150,000		2,996,528
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	1,850,000		1,456,682

Total Automobiles					4,453,210

Diversified Consumer Services - 3.5%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,580,000	EUR	1,234,912	(b)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	2,110,000		1,672,828	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,020,000		862,527	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	914,000		479,430	(a)

Total Diversified Consumer Services					4,249,697

Hotels, Restaurants & Leisure - 15.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	670,000		552,070	(a)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	386,693	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	660,000		463,832	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		829,439	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	620,000		497,079	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000	EUR	549,377
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	690,000		461,914	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	300,000		283,026
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	2,300,000		1,904,347

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	4.315%	7/16/35	1,232,000	GBP	$1,087,519	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	970,000		591,215	(a)
MGM China Holdings Ltd., Senior Notes	4.750%	2/1/27	1,010,000		786,967	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	600,000		505,245	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,200,000		914,760	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	180,000		150,226	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		887,310	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		604,352	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	580,000		444,442	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	2,120,000	GBP	1,969,818	(b)
Saga PLC, Senior Notes	5.500%	7/15/26	900,000	GBP	733,091	(b)
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		421,378
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		148,853
Sands China Ltd., Senior Notes	3.750%	8/8/31	820,000		589,568
TUI Cruises GmbH, Senior Notes	6.500%	5/15/26	300,000	EUR	223,451	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	150,000		155,602	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		304,759	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	459,000		374,282	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	850,000	GBP	741,972	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		394,383	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	670,000		447,600	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000		743,383	(a)

Total Hotels, Restaurants & Leisure					19,147,953

Household Durables - 0.1%
Victoria PLC, Senior Secured Notes	3.625%	8/24/26	170,000	EUR	122,508	(b)

Internet & Direct Marketing Retail - 1.6%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,570,000		1,867,645

Multiline Retail - 0.4%
Marks & Spencer PLC, Senior Notes	3.750%	5/19/26	550,000	GBP	497,345	(b)

Specialty Retail - 0.4%
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	220,000		127,348	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%)	5.517%	9/15/24	410,000	EUR	382,058	(a)(c)

Total Specialty Retail					509,406

TOTAL CONSUMER DISCRETIONARY					33,799,569

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 1.3%
Beverages - 0.9%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	1,190,000		$1,033,914	(a)

Food & Staples Retailing - 0.1%
Bellis Acquisition Co. PLC, Senior Secured Notes	4.500%	2/16/26	180,000	GBP	155,765	(a)

Food Products - 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	440,000		391,879	(a)

TOTAL CONSUMER STAPLES					1,581,558

ENERGY - 6.2%
Energy Equipment & Services - 0.5%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	770,000		688,987	(a)

Oil, Gas & Consumable Fuels - 5.7%
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000		124,737	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000		1,102,106	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000		791,082	(c)(d)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000		157,342	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	250,000		236,641	(a)
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	690,000		681,327
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000		1,062,238	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,180,000		754,882
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,900,000		1,115,672
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	800,000		672,240
YPF SA, Senior Notes	6.950%	7/21/27	400,000		234,746	(a)

Total Oil, Gas & Consumable Fuels					6,933,013

TOTAL ENERGY					7,622,000

FINANCIALS - 7.2%
Banks - 3.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	860,000		676,530	(a)(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	$355,706	(a)(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,080,000	895,329	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,300,000	1,553,150	(a)(c)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000	792,261	(a)

Total Banks				4,272,976

Capital Markets - 2.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	120,000	88,300	(c)(d)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	490,000	272,680	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,800,000	1,377,120	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	645,000	(a)(c)(d)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	300,000	295,014	(a)(c)(d)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	390,000	351,007	(a)(c)

Total Capital Markets				3,029,121

Diversified Financial Services - 1.2%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,950,703	1,471,181	(a)(e)

TOTAL FINANCIALS				8,773,278

HEALTH CARE - 5.5%
Health Care Providers & Services - 0.4%
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	449,033	(a)

Pharmaceuticals - 5.1%
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	300,000	208,440	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	670,000	554,251	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	420,000	GBP	$371,409	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000		237,284	*(a)(f)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	5,875,000		4,828,339

Total Pharmaceuticals					6,199,723

TOTAL HEALTH CARE					6,648,756

INDUSTRIALS - 8.1%
Aerospace & Defense - 0.5%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	670,000		586,545	(a)

Airlines - 2.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000		197,575	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	970,000		848,047	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,084,000		1,091,740	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,465,000		1,215,906	(a)

Total Airlines					3,353,268

Building Products - 0.1%
Ideal Standard International SA, Senior Secured Notes	6.375%	7/30/26	200,000	EUR	109,687	(a)

Commercial Services & Supplies - 1.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	650,000		491,696	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,040,000		1,036,880
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000		555,471

Total Commercial Services & Supplies					2,084,047

Machinery - 1.4%
ATS Automation Tooling Systems Inc., Senior Notes	4.125%	12/15/28	890,000		740,106	(a)
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	400,000	EUR	256,271	(b)
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	820,000	EUR	676,839	(a)

Total Machinery					1,673,216

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 1.7%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000		$791,226	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,630,000		1,282,981	(a)

Total Trading Companies & Distributors					2,074,207

TOTAL INDUSTRIALS					9,880,970

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Acuris Finance US Inc./Acuris Finance SARL, Senior Secured Notes	5.000%	5/1/28	380,000		318,879	(a)
IPD 3 BV, Senior Secured Notes	5.500%	12/1/25	100,000	EUR	88,719	(a)

TOTAL INFORMATION TECHNOLOGY					407,598

MATERIALS - 4.1%
Chemicals - 1.3%
INEOS Quattro Finance 1 PLC, Senior Notes	3.750%	7/15/26	155,000	EUR	117,262	(a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	900,000		750,564	(a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	900,000		680,958

Total Chemicals					1,548,784

Containers & Packaging - 2.8%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	900,000		618,057	(a)(e)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	610,000		575,873	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,000,000		627,865	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	950,000		731,120
Ball Corp., Senior Notes	3.125%	9/15/31	480,000		362,846
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	650,000		509,145	(a)

Total Containers & Packaging					3,424,906

TOTAL MATERIALS					4,973,690

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	700,000		454,377
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000		133,957
Service Properties Trust, Senior Notes	5.500%	12/15/27	730,000		593,869
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000		494,482

Total Equity Real Estate Investment Trusts (REITs)					1,676,685

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Real Estate Management & Development - 0.4%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	600,000		$40,562	*(b)(g)
China Aoyuan Group Ltd., Senior Secured Notes	6.350%	2/8/24	850,000		57,846	*(b)(f)
Samhallsbyggnadsbolaget i Norden AB, Junior Subordinated Notes (2.624% to 4/30/25 then EUR 5 year Swap Rate + 2.814%)	2.624%	1/30/25	700,000	EUR	306,143	(b)(c)(d)
Yuzhou Group Holdings Co. Ltd., Senior Secured Notes	6.000%	10/25/23	1,200,000		84,804	*(b)(f)

Total Real Estate Management & Development					489,355

TOTAL REAL ESTATE					2,166,040

UTILITIES - 0.5%
Electric Utilities - 0.5%
InterGen NV, Senior Secured Notes	7.000%	6/30/23	210,000		204,435	(a)
Sensata Technologies Inc., Senior Notes	3.750%	2/15/31	500,000		394,910	(a)

TOTAL UTILITIES					599,345

TOTAL CORPORATE BONDS & NOTES (Cost - $123,062,497)					96,806,385

SOVEREIGN BONDS - 11.4%
Angola - 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	275,000		217,492	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	690,000		513,463	(a)

Total Angola					730,955

Argentina - 1.6%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	804,151		162,424
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	3,419,846		622,905
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	2,409,649		756,027	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	590,000		378,485	(a)

Total Argentina					1,919,841

Bahamas - 0.2%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	400,000		228,000	(a)

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Bahrain - 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	580,000	$403,706	(a)

Costa Rica - 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	310,000	259,179	(a)

Dominican Republic - 1.2%
Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	540,000	427,068	(a)
Dominican Republic International Bond, Senior Notes	6.000%	2/22/33	560,000	457,187	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000	610,045	(a)

Total Dominican Republic				1,494,300

Ecuador - 0.6%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,330,000	388,140	(a)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	1,000,000	331,602	(a)

Total Ecuador				719,742

Egypt - 0.9%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	174,806	(a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	400,000	281,562	(b)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	950,000	667,929	(a)

Total Egypt				1,124,297

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	740,000	539,460	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000	102,225	(a)

Total Ghana				641,685

Ivory Coast - 0.7%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,090,000	833,850	(a)

Jordan - 0.6%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	800,000	758,000	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kenya - 0.2%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	350,000		$256,055	(a)

Mexico - 1.2%
Mexican Bonos, Senior Notes	7.750%	11/23/34	25,340,000	MXN	1,085,998
Mexican Bonos, Senior Notes	7.750%	11/13/42	9,300,000	MXN	383,411

Total Mexico					1,469,409

Nigeria - 0.4%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		341,425	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000		129,276	(a)

Total Nigeria					470,701

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	400,000		250,544	(a)

South Africa - 0.3%
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	470,000		303,457

Turkey - 1.5%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,200,000		1,816,712

Ukraine - 0.2%
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	900,000		172,697	*(a)(f)

TOTAL SOVEREIGN BONDS (Cost - $20,297,916)					13,853,130

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.7%
U.S. Government Obligations - 3.7%
U.S. Treasury Notes	3.500%	9/15/25	2,000,000		1,959,375
U.S. Treasury Notes	1.875%	2/28/27	2,250,000		2,049,609
U.S. Treasury Notes	2.750%	7/31/27	500,000		470,899

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,489,989)					4,479,883

CONVERTIBLE BONDS & NOTES - 2.3%
COMMUNICATION SERVICES - 1.6%
Media - 1.6%
DISH Network Corp., Senior Notes	2.375%	3/15/24	740,000		662,855
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,880,000		1,298,140

TOTAL COMMUNICATION SERVICES					1,960,995

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.7%
Airlines - 0.7%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	960,000	$822,240

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,317,591)				2,783,235

SENIOR LOANS - 1.8%
COMMUNICATION SERVICES - 0.6%
Media - 0.6%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	8.115%	8/2/27	794,845	742,436	(c)(h)(i)

CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.4%
WW International Inc., Initial Term Loan	—	4/13/28	676,000	479,963	(j)

INDUSTRIALS - 0.8%
Airlines - 0.8%
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	6.533%	4/21/28	998,348	957,097	(c)(h)(i)

TOTAL SENIOR LOANS (Cost - $2,271,511)				2,179,496

ASSET-BACKED SECURITIES - 0.5%
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) (Cost - $740,914)	8.192%	10/15/31	750,000	626,981	(a)(c)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $7,631)		5/28/28	7,970	996	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $3,231,489)			395,216,044	0	*(k)(l)(m)

TOTAL INVESTMENTS - 99.2% (Cost - $157,419,538)				120,730,106
Other Assets in Excess of Liabilities - 0.8%				1,021,417

TOTAL NET ASSETS - 100.0%				$121,751,523

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	The coupon payment on this security is currently in default as of September 30, 2022.

(g)	The maturity principal is currently in default as of September 30, 2022.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

Abbreviation(s) used in this schedule:

EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2022 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	12/22	$7,174,818	$7,026,319	$148,499

At September 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,546,669	USD	1,567,903	BNP Paribas SA	10/18/22	$(50,219)
USD	157,553	EUR	155,000	BNP Paribas SA	10/18/22	5,458
USD	405,608	EUR	400,000	BNP Paribas SA	10/18/22	13,104
EUR	150,000	USD	154,278	Citibank N.A.	10/18/22	(7,089)
USD	6,671,431	GBP	5,534,253	Goldman Sachs Group Inc.	10/18/22	489,758

Total						$451,012

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2022 Quarterly Report	13

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

14

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

15

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$96,806,385	—		$96,806,385
Sovereign Bonds	—	13,853,130	—		13,853,130
U.S. Government & Agency Obligations	—	4,479,883	—		4,479,883
Convertible Bonds & Notes	—	2,783,235	—		2,783,235
Senior Loans	—	2,179,496	—		2,179,496
Asset-Backed Securities	—	626,981	—		626,981
Warrants	$996	—	—		996
Common Stocks	—	—	$0	*	0	*

Total Investments	$996	$120,729,110	$0	*	$120,730,106

Other Financial Instruments:
Futures Contracts††	$148,499	—	—		$148,499
Forward Foreign Currency Contracts††	—	$508,320	—		508,320

Total Other Financial Instruments	$148,499	$508,320	—		$656,819

Total	$149,495	$121,237,430	$0	*	$121,386,925

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$57,308	—		$57,308

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

16

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$51,475,030	51,475,030	$51,475,030	51,475,030

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$8,261	—	—

17